Offerings	Jan. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt Convertible into Equity
Security Class Title	series 14 non-step-up non-cumulative contingent convertible perpetual preferred Tier 1 securities
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
(1)	Determined in accordance with Section 6(b) of the U.S. Securities Act of 1933, as amended (the “Securities Act”).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ordinary shares, par value %0.49 per share
Amount of Registration Fee	$ 0
Offering Note
(2)
Includes an indeterminate number of ordinary shares, par value €0.49 per share, of Banco Bilbao Vizcaya Argentaria, S.A. (the “Common Shares”) issuable upon conversion of the series 14 non-step-up
non-cumulative
contingent convertible perpetual preferred Tier 1 securities (the “Preferred Securities”).

(3)
Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Common Shares issuable upon conversion of the Preferred Securities because no additional consideration will be received in connection with the conversion of the Preferred Securities.